Commitments, Contingencies and Other Matters: Schedules of Concentration of Risk, by Risk Factor (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedules of Concentration of Risk, by Risk Factor

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

A Company	24.6%	43.2%	24.8%	31.8%
B Company	21.6%	*%	22.8%	*%
C Company	10.8%	10.4%	10.5%	*%

* Constitutes less than 10% of the Company’s purchases.

	The year ended June 30, 2013	The year ended June 30, 2012

Shandong Yantai Medicine Procurement and Supply Station	29.0%	13.2%
Anhui DeChang Pharmaceutical Co. Ltd.	* %	16.2%